INCOME TAX BENEFIT - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 3,326	$ 784	$ 12
State and local	(95)	268	32
Foreign	24	243	2
Total current tax expense	3,255	1,295	46
Deferred:
Federal	(13,030)	(144)	(7,927)
State and local	(4,414)	(976)	906
Foreign	0	(66)	0
Total deferred tax expense:	(17,444)	(1,185)	(7,021)
Federal	(9,703)	640	(7,915)
State and local	(4,510)	(708)	938
Foreign	24	178	2
Net income tax (benefit) provision	$ (14,189)	$ 110	$ (6,975)